UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Select Preferred and Income Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number
	of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 53.8%
BANK 12.8%
Ally Financial, 7.35%, due 8/8/32(a)	110,600	$2,529,422
BAC Capital Trust II, 7.00%, due 2/1/32, Series V(a)	42,594	1,062,294
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(a)	391,722	9,793,050
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)	45,000	1,093,500
CoBank ACB, 7.00%, 144A ($50 Par Value)(b),(c)	75,000	3,567,187
Countrywide Capital IV, 6.75%, due 4/1/33(a)	93,322	2,195,867
Countrywide Capital V, 7.00%, due 11/1/36(a)	145,759	3,479,267
First Niagara Financial Group, 8.625%, Series B(a)	120,000	3,308,400
First Republic Bank, 6.70%, Series A	60,000	1,518,600
Fleet Capital Trust VIII, 7.20%, due 3/15/32	43,413	1,080,550
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)(a)	20,308	2,287,798
Regions Financing Trust III, 8.875%, due 6/15/78(a)	26,371	673,779
US Bancorp, 6.50%, Series F	80,000	2,175,200
Zions Bancorp, 9.50%, due 12/29/49, Series C(a)	119,100	3,104,937
		37,869,851
BANK—FOREIGN 5.3%
Barclays Bank PLC, 7.75%, Series IV(a)	196,755	4,958,226
Deutsche Bank Capital Funding Trust VIII, 6.375%(a)	99,589	2,378,185
Deutsche Bank Capital Funding Trust X, 7.35%	4,715	117,733
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	122,983	3,155,744
National Westminster Bank PLC, 7.76%, Series C(a)	171,226	3,996,415
Royal Bank of Scotland Group PLC, 6.35%, Series N	64,862	1,048,170
		15,654,473
ELECTRIC—INTEGRATED 2.4%
DTE Energy Co., 6.50%, due 12/1/61(a)	110,000	2,999,700
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	160,000	4,008,000
		7,007,700

	Number of Shares	Value
FINANCE—INVESTMENT BANKER/BROKER 0.6%
Raymond James Financial, 6.90%, due 3/15/42	72,158	$1,874,665

INSURANCE 11.9%
LIFE/HEALTH INSURANCE—FOREIGN 2.3%
Aegon NV, 6.375%	77,523	1,868,305
Aegon NV, 6.875%	43,589	1,065,751
Aegon NV, 7.25%	68,800	1,720,688
Aegon NV, 8.00%, due 2/15/42	40,000	1,045,600
Aviva PLC, 8.25%, due 12/1/41	40,000	1,058,000
		6,758,344
MULTI—LINE 1.2%
American International Group, 7.70%, due 12/18/62(a)	137,928	3,453,717

MULTI—LINE—FOREIGN 4.8%
Allianz SE, 8.375%(d)	37,500	975,000
ING Groep N.V., 6.125%	108,600	2,331,642
ING Groep N.V., 6.375%	104,870	2,296,653
ING Groep N.V., 7.05%	94,064	2,198,275
ING Groep N.V., 7.375%(a)	171,502	4,095,468
ING Groep N.V., 8.50%(a)	92,789	2,347,562
		14,244,600
REINSURANCE—FOREIGN 3.6%
Arch Capital Group Ltd., 6.75%	125,000	3,181,250
Axis Capital Holdings Ltd., 6.875%, Series C	160,000	4,160,000
Endurance Specialty Holdings Ltd., 7.50%, Series B	100,000	2,582,000
Montpelier Re Holdings Ltd., 8.875%	29,100	792,975
		10,716,225
TOTAL INSURANCE		35,172,886

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 4.3%
Qwest Corp., 7.00%, due 4/1/52	36,200	$915,860
Qwest Corp., 7.375%, due 6/1/51(a)	202,397	5,270,418
Qwest Corp., 7.50%, due 9/15/51	43,969	1,148,030
Telephone & Data Systems, 6.875%, due 11/15/59(a)	137,534	3,591,013
United States Cellular Corp., 6.95%, due 5/15/60(a)	66,504	1,734,424
		12,659,745
REAL ESTATE 15.4%
DIVERSIFIED 3.1%
Cousins Properties, 7.50%, Series B(a)	110,000	2,747,250
DuPont Fabros Technology, 7.875%, Series A(a)	103,254	2,672,214
Lexington Corporate Properties Trust, 8.05%, Series B	77,000	1,940,400
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(b)	1,500	1,758,151
		9,118,015
HEALTH CARE 1.3%
Cogdell Spencer, 8.50%, Series A(a)	150,000	3,798,750

HOTEL 0.5%
Hersha Hospitality Trust, 8.00%, Series B(a)	62,500	1,545,625

INDUSTRIAL 1.0%
First Potomac Realty Trust, 7.75%, Series A(a)	120,000	3,001,200

OFFICE 2.6%
CommonWealth REIT, 6.50%, Series D (Convertible)(a)	90,025	1,922,934
Hudson Pacific Properties, 8.375%, Series B(a)	70,000	1,848,350
SL Green Realty Corp., 7.625%, Series C(a)	69,986	1,760,848
SL Green Realty Corp., 7.875%, Series D(a)	85,825	2,178,238
		7,710,370

	Number of Shares	Value
RESIDENTIAL 1.8%
APARTMENT 1.2%
Apartment Investment & Management Co., 8.00%, Series T	55,000	$1,388,750
Apartment Investment & Management Co., 7.75%, Series U(a)	82,776	2,077,677
		3,466,427
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties, 8.034%, Series A(a)	69,928	1,779,668
TOTAL RESIDENTIAL		5,246,095

SHOPPING CENTER 4.2%
COMMUNITY CENTER 3.0%
DDR Corp., 7.375%, Series H(a)	180,000	4,513,500
DDR Corp., 7.50%, Series I(a)	69,160	1,731,075
Kite Realty Group Trust, 8.25%, Series A(a)	100,000	2,511,000
		8,755,575
REGIONAL MALL 1.2%
CBL & Associates Properties, 7.375%, Series D(a)	144,935	3,623,375
TOTAL SHOPPING CENTER		12,378,950

SPECIALTY 0.9%
Entertainment Properties Trust, 7.375%, Series D(a)	97,783	2,441,642
TOTAL REAL ESTATE		45,240,647

TRANSPORT—MARINE 1.1%
Seaspan Corp., 9.50%, due 1/29/49, Series C(a)	116,902	3,156,354
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$152,219,717)		158,636,321

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 82.7%
BANK 26.6%
Citigroup, 8.40%, due 4/29/49, Series E(c)	6,987,000	$7,024,520
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,000,000	4,092,496
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(b),(e)	100,000	5,421,880
Countrywide Capital III, 8.05%, due 6/15/27, Series B	1,815,000	1,851,300
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I	10,000	11,865,625
Goldman Sachs Capital I, 6.345%, due 2/15/34(e)	4,000,000	3,743,160
Huntington Bancshares, 8.50%, due 12/31/49, Series A (Convertible)	2,820	3,269,621
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(a)	13,500,000	14,840,847
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	1,500,000	1,515,900
NB Capital Trust II, 7.83%, due 12/15/26(a)	3,503,000	3,516,136
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)	4,500,000	4,762,958
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(a)	7,300,000	7,984,375
Wells Fargo & Co., 7.50%, Series L (Convertible)(a)	7,520	8,397,584
		78,286,402

	Number of Shares	Value
BANK—FOREIGN 18.4%
Abbey National Capital Trust I, 8.963%, due 12/29/49(a)	4,000,000	$4,080,000
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(b)	5,500,000	5,995,000
Barclays Bank PLC, 6.278%, due 12/31/49	2,500,000	2,096,875
Barclays Bank PLC, 6.86%, due 12/31/49, 144A(b)	1,697,000	1,603,665
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(b)	3,250,000	2,916,875
BPCE SA, 9.00%, due 12/31/49, (France)(EUR)	900,000	1,110,305
Claudius Ltd., 7.875%, due 12/12/49	5,000,000	5,125,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(b)	6,500,000	8,645,000
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(b)	4,000,000	3,478,796
Lloyds TSB Bank PLC, 6.35%, due 12/31/49	1,000,000	1,045,754
Lloyds TSB Bank PLC, 9.875%, due 12/16/21, (FRN)	1,000,000	1,072,500
Rabobank Nederland, 8.40%, due 12/31/49	5,000,000	5,137,500
Rabobank Nederland, 11.00%, due 6/29/49, 144A(b)	3,350,000	4,276,094
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)	1,350,000	1,411,344
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a),(b)	2,700,000	3,186,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a),(b)	3,000,000	2,921,604
		54,102,312
FINANCE 2.6%
CREDIT CARD 1.6%
Capital One Capital III, 7.686%, due 8/15/36(a)	4,700,000	4,747,000

INVESTMENT ADVISORY SERVICES—FOREIGN 0.6%
Old Mutual PLC, 8.00%, due 6/3/21, (United Kingdom)(GBP)	1,000,000	1,660,995

INVESTMENT BANKER/BROKER 0.4%
Charles Schwab Corp., 7.00%, due 12/31/49	1,200,000	1,280,892
TOTAL FINANCE		7,688,887

	Number of Shares	Value
INSURANCE 19.6%
LIFE/HEALTH INSURANCE 1.2%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(b)	2,000,000	$2,050,000
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(b)	1,405,000	1,412,025
		3,462,025
LIFE/HEALTH INSURANCE—FOREIGN 1.7%
Prudential PLC, 7.75%, due 12/31/49(a)	5,000,000	5,110,000

MULTI—LINE 7.6%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	8,000,000	8,508,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	6,450,000	7,127,250
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b)	5,599,000	6,774,790
		22,410,040
MULTI—LINE—FOREIGN 3.1%
AXA SA, 8.60%, due 12/15/30(a)	2,000,000	2,213,908
AXA SA, 6.379%, due 12/31/49, 144A(b)	2,050,000	1,706,625
Cloverie PLC, 8.25%, due 12/31/49	2,000,000	2,114,500
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49	3,050,000	3,036,275
		9,071,308
PROPERTY CASUALTY 1.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(b)	2,000,000	1,960,000
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(b)	2,500,000	2,524,890
		4,484,890

	Number of Shares	Value
REINSURANCE—FOREIGN 4.5%
Aquarius + Investments PLC, 8.25%, due 12/31/49	3,010,000	$3,017,525
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(b)	4,550,000	4,197,375
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a),(b)	2,250,000	2,124,072
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144A(b)	1,500,000	1,417,201
Swiss Reinsurance Co. Ltd., Series I, 7.635%, due 12/31/49, (Australia)(AUD)	3,000,000	2,508,187
		13,264,360
TOTAL INSURANCE		57,802,623

INTEGRATED TELECOMMUNICATIONS SERVICES 3.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)	10,000	11,609,375

OIL & GAS EXPLORATION & PRODUCTION 0.7%
Origin Energy Finance Ltd., 7.875%, due 6/16/71, (Australia) (EUR)(f)	1,500,000	1,993,228

PIPELINES 5.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	5,980,000	6,503,645
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	2,500,000	2,690,700
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	6,386,000	6,967,075
		16,161,420
UTILITIES 5.4%
ELECTRIC UTILITIES 2.5%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	7,015,000	7,409,075

GAS UTILITIES 0.4%
Southern Union Co., 3.564%, due 11/1/66, (FRN)	1,250,000	1,101,562

	Number of Shares	Value
MULTI UTILITIES 2.5%
Dominion Resources, 7.50%, due 6/30/66, Series A(a)	3,900,000	$4,098,705
PPL Capital Funding, 6.70%, due 3/30/67, Series A(a)	3,300,000	3,303,452
		7,402,157
TOTAL UTILITIES		15,912,794
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$238,282,273)		243,557,041

	Principal Amount
CORPORATE BONDS 6.3%
BANK 0.9%
Regions Financial Corp., 7.375%, due 12/10/37	$2,700,000	2,706,750

INSURANCE—PROPERTY CASUALTY 2.2%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)	7,000,000	6,489,707

INTEGRATED TELECOMMUNICATIONS SERVICES 3.2%
CenturyLink, 7.65%, due 3/15/42(e)	4,250,000	4,004,584
Citizens Communications Co., 9.00%, due 8/15/31(a)	5,500,000	5,362,500
		9,367,084
TOTAL CORPORATE BONDS (Identified cost—$18,959,175)		18,563,541

	Number of Shares
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)	2,000,015	2,000,015
Federated Government Obligations Fund, 0.01%(g)	2,000,014	2,000,014
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,000,029)		4,000,029

		Value
TOTAL INVESTMENTS (Identified cost—$413,461,194)	144.2%	$424,756,932

LIABILITIES IN EXCESS OF OTHER ASSETS	(44.2)	(130,112,753)

NET ASSETS (Equivalent to $24.54 per share based on 12,007,626 shares of common stock outstanding)	100.0%	$294,644,179

Note: Percentages indicated are based on the net assets of the Fund.

(a)	A portion or all of the security is pledged in connection with the revolving credit agreement: $177,551,636 has been pledged as collateral.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 31.6% of net assets of the Fund, of which 1.2% are illiquid.
(c)	Illiquid security. Aggregate holdings equal 3.6% of net assets of the Fund.
(d)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts: $650,000 has been segregated as collateral.
(e)	A portion of the security is segregated as collateral for interest rate swap transactions: $4,663,278 has been segregated as collateral.
(f)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.7% of the net assets of the Fund.

(g)	Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2012 are as follows:

	Notional	Fixed Rate	Floating Rate(a) (reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Royal Bank of Canada	$45,000,000	1.695%	0.244%	February 2, 2015	$(1,460,915)
Royal Bank of Canada	$40,000,000	1.517%	0.242%	February 10, 2014	(851,003)
Royal Bank of Canada	$25,000,000	1.750%	0.242%	August 22, 2014	(747,801)
					$(3,059,719)

(a)   Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2012.

Forward foreign currency exchange contracts outstanding at March 31, 2012 are as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	USD	2,466,126	AUD	2,381,028	4/3/12	$261
Brown Brothers, Harriman	AUD	2,381,028	USD	2,564,000	4/3/12	97,613
Brown Brothers, Harriman	AUD	2,423,607	USD	2,502,277	5/2/12	9
Brown Brothers, Harriman	USD	3,903,624	EUR	2,931,749	4/3/12	6,449
Brown Brothers, Harriman	EUR	2,931,749	USD	3,921,566	4/3/12	11,493
Brown Brothers, Harriman	EUR	3,122,468	USD	4,158,003	5/2/12	(6,944)
Brown Brothers, Harriman	USD	1,633,318	GBP	1,022,421	4/3/12	2,046
Brown Brothers, Harriman	GBP	1,022,421	USD	1,632,612	4/3/12	(2,751)
Brown Brothers, Harriman	GBP	1,038,750	USD	1,659,040	5/2/12	(2,131)
						$106,045

Glossary of Portfolio Abbreviations
AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the investment manager has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred.  Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended March 31, 2012, transfers between Level 1 and Level 2 securities totaled $7,180,032.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value—Bank	$37,869,851	$34,302,664	$—	$3,567,187	(a)
Preferred Securities—$25 Par Value—Electric—Integrated	7,007,700	2,999,700	—	4,008,000	(b)
Preferred Securities—$25 Par Value—Insurance—Multi—Line—Foreign	14,244,600	13,269,600	975,000	—
Preferred Securities—$25 Par Value—Insurance—Reinsurance—Foreign	10,716,225	7,534,975	—	3,181,250	(b)
Preferred Securities—$25 Par Value—Integrated Telecommunications Services	12,659,745	11,743,885	—	915,860	(b)
Preferred Securities—$25 Par Value—Real Estate—Diversified	9,118,015	7,359,864	1,758,151	—
Preferred Securities—$25 Par Value—Other Industries	67,020,185	67,020,185	—	—
Preferred Securities—Capital Securities—Bank	78,286,402	11,667,205	66,619,197	—
Preferred Securities—Capital Securities—Oil & Gas Exploration & Production	1,993,228	—	—	1,993,228	(c)
Preferred Securities—Capital Securities—Insurance—Multi—Line—Foreign	9,071,308	—	6,956,808	2,114,500	(b)
Preferred Securities—Capital Securities—Other Industries	154,206,103	—	154,206,103	—
Corporate Bonds	18,563,541	—	18,563,541	—
Money Market Funds	4,000,029	—	4,000,029	—
Total Investments (d)	$424,756,932	$155,898,078	$253,078,829	$15,780,025
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange contracts	117,871	—	117,871	—
Total Appreciation in Other Financial Instruments (d)	$117,871	—	$117,871	—
Depreciation in Other Financial Instruments
Interest rate swaps	(3,059,719)	—	(3,059,719)	—
Forward Foreign Currency Exchange contracts	(11,826)	—	(11,826)	—
Total Depreciation in Other Financial Instruments (d)	$(3,071,545)	$—	$(3,071,545)	$—

(a)     Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b)    Valued utilizing an independent broker quote.

(c)     Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(d)    Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Bank	Preferred Securities - $25 Par Value - Electric - Integrated	Preferred Securities -$25 Par Value - Insurance – Reinsurance - Foreign	Preferred Securities - $25 Par Value - Integrated Telecommunications Services	Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	Preferred Securities- Capital Securities - Insurance - Multi -Line - Foreign
Balance as of December 31, 2011	$5,193,214	$3,426,562	$—	$—	$—	$1,766,652	$—
Accretion (Amortization)	(839)	—	—	—	—	1	(840)
Change in unrealized appreciation	518,939	140,625	9,452	56,436	1,386	226,575	84,465
Purchases	10,068,711	—	3,998,548	3,124,814	914,474	—	2,030,875
Balance as of March 31, 2012	$15,780,025	$3,567,187	$4,008,000	$3,181,250	$915,860	$1,993,228	$2,114,500

The change in unrealized appreciation attributable to securities owned on March 31, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $518,939.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy. The disclosure below excludes investments for which fair value is based upon unobservable inputs.

	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range
Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	$1,993,228	Consensus Pricing	Bid-Ask Spread	99.238-100.030

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities - Oil & Gas Exploration & Production is the bid-ask spread. Significant changes in this input may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments:  The balance of outstanding interest rate swaps at March 31, 2012 is representative of the volume outstanding during the period ended March 31, 2012. The

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended March 31, 2012:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$7,652,583
Ending Notional Amount	8,319,320

The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Interest rate swaps	$(3,059,719)
Forward foreign currency exchange contracts	106,045
$(2,953,674)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$413,461,194
Gross unrealized appreciation	$14,181,084
Gross unrealized depreciation	(2,885,346)
Net unrealized appreciation	$11,295,738

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012